PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (Subordination and Cash Distribution Policy) (Details) (USD $)	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 04, 2013 General partner	Oct. 03, 2012 General partner	Mar. 31, 2013 General partner	Dec. 31, 2013 Condition one	Dec. 31, 2013 Condition one General partner	Dec. 31, 2013 Condition two	Dec. 31, 2013 Condition two General partner	Dec. 31, 2013 Subordinated units
Schedule of Partners' Capital [Line Items]
Common unit per subordinated unit upon conversion at end of subordination period (in shares)									1
Minimum quarterly distribution (in dollars per share)					$ 1.60		$ 2.40
General partner interest (as a percent)		2.00%	2.00%	2.00%		2.00%		2.00%
Term for condition to be met to end subordination period					3 years
Percent of minimum distribution							150.00%
Maximum period following end of quarter to distribute all available cash	45 days